Debt (Tables) - Successor [Member]	12 Months Ended
Dec. 31, 2019
Schedule of Long Term Debt Obligations

The Company’s long-term debt obligations consist of the following (in thousands):

	December 31, 2019	December 31, 2018

Secured Term Loan	$300,000	$-
Secured Revolving Credit Facility	50,000	-
Murabaha credit facility	-	150,000
APICORP bilateral term facility	-	46,875
SABB bilateral term facility	-	43,333
Term loan Ahli Bank	-	2,382
NBO loan $60,000	-	23,333
NBO loan $20,000	-	4,899
Less: unamortized debt issuance costs	(4,436)	(557)
Total loans and borrowings	345,564	270,265
Less: current portion of long-term debt	(15,000)	(45,093)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$330,564	$225,172

Schedule of Short Term Debt Obligations

The Company’s short-term debt obligations consist of the following (in thousands):

	December 31, 2019	December 31, 2018

Modified Hana Loan	$-	$10,000
Other short-term borrowings	37,963	21,817
Short-term debt, excluding current installments of long-term debt	$37,963	$31,817

Scheduled Principal Payments of Long Term Debt

Scheduled principal payments of long-term debt for periods subsequent to December 31, 2019 are as follows (in thousands):

2020	$15,000
2021	37,500
2022	45,000
2023	95,000
2024	45,000
2025	112,500
Thereafter	-
Total	$350,000